Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)	1 Months Ended		3 Months Ended	5 Months Ended	12 Months Ended
	Sep. 29, 2020	Sep. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Additional shares authorized (in shares)					6,000,000	1,519,075	6,847,235
ArcLight
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Issuance of stock, price (in dollars per share)			$ 10.00
Over allotment price per unit	$ 10.00
Gross proceeds	27,500,000
Incurring additional offering costs	$ 1,500,000
Initial public offering, description		Upon the closing of the Initial Public Offering and the Private Placement on September 25, 2020, $250.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below. In connection with the consummation of the Over-Allotment on September 29, 2020, an additional amount of $27.5 million ($10.00 per Unit), for a total of approximately $277.5 million, was placed in the Trust Account.
Fair market value, percentage			80.00%	80.00%
Business combination acquires, percentage			50.00%	50.00%
Net tangible assets of business combination			$ 5,000,001	$ 5,000,001
Percentage of redemption			15.00%	15.00%	15.00%
Redemption public percentage		100.00%	100.00%
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Percentage of business combination				20.00%	20.00%
Business acquisition, description		In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the Trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the Trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Right to receive shared (in Dollars per share)			$ 0.8925
Additional shares authorized (in shares)			22,809,500
Closing of merger (in Shares)			41,500,000
Aggregate gross proceeds			$ 415,000,000
Exercise price per share of stock options as a percentage of common stock			10.00%
Common stock held beneficially			50.00%
Operating bank account			$ 90,000	$ 900,000
Working capital deficit			$ 3,700,000
Payment sponsor expenses		$ 25,000
Sponsor | ArcLight
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Issuance of stock (in shares)		25,000,000
Issuance of stock, price (in dollars per share)		$ 10.00
Generating gross proceeds		$ 250,000,000.0
Incurring offering costs		$ 14,400,000
Additional units, shares issued (in Shares)	2,750,000
Deferred underwriting commissions	$ 1,000,000.0
Issuance of stock, net of costs (in shares)		7,000,000
Percentage of business combination			100.00%	100.00%	100.00%
Issuance of stock, proceeds		$ 154,000
Warrant liability | ArcLight
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Issuance of stock (in shares)	550,000
Generating gross proceeds		$ 7,000,000.0
Additional units, shares issued (in Shares)			13,875,000
Share price (in dollars per share)		$ 1.00
Warrant liability | Sponsor | ArcLight
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Deferred underwriting commissions		$ 8,800,000
Share price (in dollars per share)			$ 10.00	$ 10.00	$ 10.00
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Warrant liability | IPO | ArcLight
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Generating gross proceeds	$ 600,000